Investment Risks - YCG Enhanced Fund	Mar. 31, 2026
Stock Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Stock Market Risks: Stock mutual funds are subject to stock market risk and significant fluctuations in value. Your investment in the Fund represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests will affect the value of your investment, and your investment at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions. Adverse economic, political, and market conditions—both domestic and global—may negatively affect the markets in which the Fund invests. These conditions may include, among others: rising or persistent inflation, tightening or rapidly changing monetary policy, increasing or volatile interest rates, changes in fiscal policy, heightened government debt levels, and reduced market liquidity. A rise in protectionist trade policies, disruptions to global supply chains, slowing or uneven global economic growth, trade disputes, sanctioned regimes, cyberattacks on critical infrastructure or financial institutions, and changes to international trade or security agreements, as well as increasing geopolitical tensions or armed conflict between and among nations (including ongoing war, terrorism, and broader regional instability in the Middle East and surrounding areas, and the risk that such conflict may escalate or expand and disrupt global energy markets, trade routes, or financial systems), may affect the economies and markets of many countries, including the United States, in ways that cannot be predicted and may result in periods of heightened volatility or market dislocation.

Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The value of equity securities, including common stock, preferred stock and convertible stock, will fluctuate in response to factors affecting the particular company, as well as broader market and economic conditions, such as domestic economic growth and market conditions, interest rate levels and political events. Moreover, in the event of the company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund and are likely to have varying types of priority over holders of preferred and convertible stock. In addition, the Fund’s portfolio is subject to the risks associated with growth stocks. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and growth stocks may not perform as well as value stocks or the stock market in general.
Stock Selection Risks Member
Prospectus [Line Items]
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Stock Selection Risks: The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund’s investment objective.

Sector Emphasis Risk Member
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Sector Emphasis Risk: The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

Financial Services Sector Risk: Risks of investing in the financial services sector include: (i) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect the sector or one or more industries within the sector; (v) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) competition: the financial services sector has become increasingly competitive.
Artificial Intelligence Exposure Risk: To the extent the Fund invests a significant portion of its assets in the information technology sector, including companies that develop or deploy artificial intelligence, cloud computing and related technologies, the Fund’s performance will be closely tied to the performance of that sector. Information technology and AI oriented companies may be adversely affected by, among other things, rapid product obsolescence, declining prices and margins, dependency on patent and intellectual property rights, cybersecurity incidents, changes in consumer preferences, and increased governmental or regulatory scrutiny of AI models and data usage. These companies may also be highly dependent on a limited number of key personnel, data sources or suppliers. Adverse developments in the information technology sector generally, or in AI related fields specifically, may have a disproportionate effect on the Fund.

Sector Emphasis Risk, Financial Services Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financial Services Sector Risk: Risks of investing in the financial services sector include: (i) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect the sector or one or more industries within the sector; (v) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) competition: the financial services sector has become increasingly competitive.

Sector Emphasis Risk, Artificial Intelligence Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Exposure Risk: To the extent the Fund invests a significant portion of its assets in the information technology sector, including companies that develop or deploy artificial intelligence, cloud computing and related technologies, the Fund’s performance will be closely tied to the performance of that sector. Information technology and AI oriented companies may be adversely affected by, among other things, rapid product obsolescence, declining prices and margins, dependency on patent and intellectual property rights, cybersecurity incidents, changes in consumer preferences, and increased governmental or regulatory scrutiny of AI models and data usage. These companies may also be highly dependent on a limited number of key personnel, data sources or suppliers. Adverse developments in the information technology sector generally, or in AI related fields specifically, may have a disproportionate effect on the Fund.

Foreign And Emerging Markets Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign and Emerging Markets Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.
The risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers' limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.
ADRs Risk Member
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ADRs Risk: ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs. As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.

Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise and vice-versa. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices. Interest rate risk is the risk that debt securities in the Fund’s portfolio will decline in value because of increases in market interest rates. This risk may be particularly acute as interest rates rise after a period of historically low interest rates. A rising interest rate environment may cause investors to move out of bonds and other debt securities on a large scale, which could adversely affect the price and liquidity of such securities. Changes in government monetary policy, especially during periods of high inflation, may affect interest rates. Such changes may be sudden, which can cause bond and other debt securities and related markets to experience heightened levels of interest rate volatility and liquidity risk.
Credit Risk 1 Member
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Credit Risk: The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security. During time periods characterized by recessionary market pressures such as inflationary price movements, rising interest rates, bank failures and other negative market stresses, credit risk increases.

Junk Bond Risk Member
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Junk Bond Risk: Junk bonds are debt securities that have credit ratings below investment grade. Almost all debt securities have interest rate and credit risk. Junk bonds generally carry a higher level of both interest rate and credit risk than debt securities that are investment grade.

Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The success of the Fund’s strategy is dependent on the Adviser’s ability and its stock selection process to correctly identify the Fund’s investments. If the Adviser is unsuccessful, the Fund could experience losses regardless of the overall performance of the U.S. equity market.
Derivatives Risk Member
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Derivatives Risk: The Fund may invest in derivatives, such as option contracts, as a principal investment strategy. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may increase or decrease. Adverse movements in the value of the underlying asset can expose the Fund to losses. In addition, risks in the use of derivatives include:
•an imperfect correlation between the price of derivatives and the movement of the securities prices or interest rates;
•the possible absence of a liquid secondary market for any particular derivative at any time;
•the potential loss if the counterparty to the transaction does not perform as promised;
•the possible need to defer closing out certain positions to avoid adverse tax consequences, as well as the possibility that derivative transactions may result in acceleration of gain, deferral of losses or a change in the character of gain realized;
•the risk that the financial intermediary “manufacturing” the over the counter derivative, being the most active market maker and offering the best price for repurchase, will not continue to create a credible market in the derivative;
•because certain derivatives are “manufactured” by financial institutions, the risk that the Fund may develop a substantial exposure to financial institution counterparties; and
•the risk that a full and complete appreciation of the complexity of derivatives and how future value is affected by various factors including changing interest rates and credit quality is not attained.

There is no guarantee that derivatives will provide successful results and any success in their use depends on a variety of factors including the ability of the Adviser to predict correctly the direction of interest rates, securities prices, and other factors.

Risks From Writing Call Options Member
Prospectus [Line Items]
Risk [Text Block]
Risks from Writing Call Options: When the Fund writes call options on its portfolio securities, it limits its opportunity to profit from an investment and, consequently, the Fund could significantly underperform the market. Writing call options could also result in additional turnover and higher tax liability.

Risks From Writing Put Options Member
Prospectus [Line Items]
Risk [Text Block]
Risks from Writing Put Options: If the underlying security or instrument depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the underlying security or instrument at more than its market value.

Risks Of Investment In Small-Cap Companies Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investment in Small-Cap Companies: The Fund may invest in smaller capitalization companies. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with small and micro capital structures. These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii) lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature products or services for which a market does not yet exist and/or may never be established.

The increased risk involved with investing in micro cap companies may cause the market prices of their securities to be more volatile than those of larger, more established companies. Further, these securities tend to trade at a lower volume than do those of larger, more established companies, which generally results in less liquidity. If the
Fund is heavily invested in these securities, the NAV of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

Risks Of Investment In Medium-Cap Companies Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investment in Medium-Cap Companies: The Fund may invest in medium capitalization companies. Securities of medium capitalization companies tend to be riskier than securities of companies with large capitalizations. This is because mid cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid cap companies tend to be less certain than large cap companies, and the dividends paid by mid cap stocks are frequently negligible. Moreover, mid cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of mid cap companies tend to be more volatile than those of large cap companies.

Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk that, due to certain investments trading in lower volumes or to market and economic conditions, the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. See “Interest Rate Risk,” “Foreign and Emerging Markets Securities Risk,” and “Risks of Investments in Small-Cap Companies” for additional discussion on certain liquidity risks. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Value Investing Risk: Value investing risk is the risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the Adviser believes are their full value.

Tax Law Change Risk Member
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Tax Law Change Risk: Tax law is subject to change at any time, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The recently enacted One Big Beautiful Bill Act made significant other changes to the U.S. Internal Revenue Code of 1986, as amended, including permanent reductions to tax rates and disallowance of deductions, that will materially impact funds and their investors. Moreover, future U.S. tax legislation and administrative guidance could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

You could lose money on your investment in the Fund, or the Fund may not perform as well as other possible investments. The Fund does not constitute a balanced or complete investment program and the NAV of its shares will fluctuate based on the value of the securities held by the Fund.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The Fund is non-diversified. As such, it will likely invest a greater percentage of its assets in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.